Sales and Other Operating Revenue - Revenue from Contracts With Customers (Details) - USD ($)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue from contracts with customers	[1]	$ 32,567,000,000	$ 36,417,000,000	$ 29,106,000,000
Revenue, Performance Obligation, Description of Payment Terms		Payment is typically due within 30 days or less.
Physical gas contracts [Member]
Revenue from contracts with customers		$ 6,558,000,000	8,218,000,000	8,669,000,000
Crude oil product line [Member]
Revenue from contracts with customers		804,000,000	1,112,000,000	588,000,000
Natural Gas Product Line [Member]
Revenue from contracts with customers		5,313,000,000	6,734,000,000	7,811,000,000
Other Products [Member]
Revenue from contracts with customers		441,000,000	372,000,000	270,000,000
Financial Derivative Contracts [Member]
Revenue from contracts with customers		(97,000,000)	101,000,000	(88,000,000)
Lower 48 Segment [Member]
Revenue from contracts with customers		15,514,000,000	17,029,000,000	12,968,000,000
Lower 48 Segment [Member] | Physical gas contracts [Member]
Revenue from contracts with customers		4,989,000,000	6,358,000,000	6,302,000,000
Canada Segment [Member]
Revenue from contracts with customers		2,910,000,000	3,184,000,000	3,178,000,000
Canada Segment [Member] | Physical gas contracts [Member]
Revenue from contracts with customers		691,000,000	629,000,000	864,000,000
Europe, Middle East and North Africa Segment [Member] | Physical gas contracts [Member]
Revenue from contracts with customers		878,000,000	1,231,000,000	1,503,000,000
Accounting Standards Update 2014-09 [Member]
Revenue from contracts with customers		$ 26,106,000,000	$ 28,098,000,000	$ 20,525,000,000

[1]	Sales and other operating revenues are attributable to countries based on the location of the selling operation.